Other operating results, net	12 Months Ended
Jun. 30, 2025
Other operating results, net
Other operating results, net

26. Other operating results, net

	06.30.2025	06.30.2024	06.30.2023
Realization of currency translation adjustment (*)	-	-	2,215
Donations	(1,251)	(1,191)	(1,840)
Gain / (loss) from disposal of associates and joint ventures	2,766	(1,903)	-
Lawsuits and other contingencies	(3,489)	(9,332)	(38,601)
Administration fees	951	472	552
Interest and allowances generated by operating credits	1,607	2,635	3,424
Gain / (loss) from disposal of property, plant and equipment	12	(3)	(3,545)
Impairment of trading properties	(19,125)	-	-
Others	1,475	2,674	524
Total other operating results, net	(17,054)	(6,648)	(37,271)

(*) Corresponds to the liquidation of Condor, Real Estate Investment Group VII LP and Jiwin S.A.